UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797
811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Small
Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth
Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 – 08/31/2008

Item 1 – Schedule of Investments

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Fund	Value

$ 334,068	BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$ 525,950,332

	Total Investments (Cost - $490,693,523) - 100.1%	525,950,332
	Liabilities in Excess of Other Assets - (0.1)%	(509,010)

	Net Assets - 100.0%	$ 525,441,322

1

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

Schedule of Investments August 31, 2008 (unaudited)

  Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 525,950,332
Level 3	-

Total	$ 525,950,332

2

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.8%	Argon ST, Inc. (a)	232,304	$ 5,800,631
	BE Aerospace, Inc. (a)	253,300	6,066,535
	Ladish Co., Inc. (a)	115,000	3,065,900

			14,933,066

Biotechnology - 1.2%	Martek Biosciences Corp. (a)(b)	189,800	6,341,218

Capital Markets - 3.0%	Affiliated Managers Group, Inc. (a)	52,200	4,970,484
	Riskmetrics Group, Inc. (a)	103,000	2,287,630
	Waddell & Reed Financial, Inc. Class A	271,600	8,745,520

			16,003,634

Chemicals - 2.1%	Airgas, Inc.	116,700	6,913,308
	Intrepid Potash, Inc. (a)	84,800	4,016,128

			10,929,436

Commercial Banks - 1.4%	Signature Bank (a)	126,700	3,746,519
	UMB Financial Corp.	73,864	3,843,144

			7,589,663

Commercial Services & Supplies - 4.2%	Clean Harbors, Inc. (a)	134,400	10,905,216
	SYKES Enterprises, Inc. (a)	560,627	11,291,028

			22,196,244

Communications Equipment - 3.1%	EMS Technologies, Inc. (a)	258,100	6,062,769
	Foundry Networks, Inc. (a)	254,900	4,687,611
	Neutral Tandem, Inc. (a)	213,900	4,384,950
	Occam Networks, Inc. (a)(b)	288,300	1,277,169

			16,412,499

Containers & Packaging - 1.4%	Rock-Tenn Co. Class A	197,957	7,261,063

Diversified Consumer Services - 0.8%	DeVry, Inc.	79,176	4,083,898

Diversified Financial Services - 1.2%	Heckmann Corp. (a)(b)	521,800	5,306,706
	MSCI, Inc. (a)	35,400	1,056,690

			6,363,396

Energy Equipment & Services - 5.1%	Atwood Oceanics, Inc. (a)	170,186	6,919,763
	IHS, Inc. Class A (a)(b)	168,600	10,817,376
	ION Geophysical Corp. (a)	257,300	4,147,676
	Superior Energy Services, Inc. (a)	105,489	4,962,203

			26,847,018

Food Products - 1.0%	Green Mountain Coffee Roasters, Inc. (a)(b)	137,900	5,031,971

Health Care Equipment	ArthroCare Corp. (a)(b)	160,000	4,102,400
& Supplies - 8.1%	Hologic, Inc. (a)	173,000	3,671,060
	SonoSite, Inc. (a)	294,000	9,937,200
	Symmetry Medical, Inc. (a)	127,200	2,189,112
	Wright Medical Group, Inc. (a)	346,000	10,653,340
	Zoll Medical Corp. (a)	353,200	12,280,764

			42,833,876

Health Care Providers	Magellan Health Services, Inc. (a)	218,600	9,522,216
& Services - 4.9%	MedCath Corp. (a)	242,200	5,151,594
	Pediatrix Medical Group, Inc. (a)(b)	194,400	11,071,080

			25,744,890

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Hotels, Restaurants	Orient Express Hotels Ltd. Class A	232,600	$ 8,350,340
& Leisure - 3.0%	Scientific Games Corp. Class A (a)	248,800	7,491,368

			15,841,708

Household Durables - 1.1%	iRobot Corp. (a)(b)	398,418	5,573,868

IT Services - 6.2%	ExlService Holdings, Inc. (a)(b)	624,305	6,804,925
	Forrester Research, Inc. (a)	364,580	12,610,822
	Gartner, Inc. Class A (a)	156,700	4,138,447
	Wright Express Corp. (a)	301,800	8,978,550

			32,532,744

Internet & Catalog Retail - 0.6%	Ticketmaster (a)	136,537	2,925,988

Internet Software & Services - 8.1%	ComScore, Inc. (a)	249,231	5,084,312
	Greenfield Online, Inc. (a)	212,011	3,678,391
	Omniture, Inc. (a)	185,604	3,307,463
	SkillSoft Plc (a)(c)	2,035,000	22,161,150
	SonicWALL, Inc. (a)	1,297,800	8,487,612

			42,718,928

Leisure Equipment & Products - 0.3%	Smith & Wesson Holding Corp. (a)(b)	250,428	1,419,927

Life Sciences Tools & Services - 1.5%	Bruker BioSciences Corp. (a)	347,300	5,362,312
	Qiagen NV (a)	116,987	2,477,784

			7,840,096

Machinery - 4.0%	Bucyrus International, Inc. (b)	111,164	7,764,805
	Kaydon Corp. (b)	132,589	7,389,185
	RBC Bearings, Inc. (a)	151,136	6,036,372

			21,190,362

Media - 4.9%	CKX, Inc. (a)	1,016,779	8,103,729
	Dolan Media Co. (a)	363,021	5,536,070
	Outdoor Channel Holdings, Inc. (a)	115,429	922,278
	RHI Entertainment, Inc. (a)	388,090	5,627,305
	World Wrestling Entertainment, Inc.	330,000	5,369,100

			25,558,482

Oil, Gas & Consumable Fuels - 6.3%	Brigham Exploration Co. (a)	394,860	5,358,250
	Comstock Resources, Inc. (a)	110,293	7,162,427
	Delta Petroleum Corp. (a)(b)	237,000	4,256,520
	GMX Resources Inc. (a)(b)	52,157	3,538,331
	James River Coal Co. (a)	55,200	2,327,784
	Massey Energy Co.	95,372	6,290,737
	Venoco, Inc. (a)	234,280	3,949,961

			32,884,010

Personal Products - 1.8%	Bare Escentuals, Inc. (a)(b)	374,800	4,662,512
	Chattem, Inc. (a)(b)	70,800	4,964,496

			9,627,008

Pharmaceuticals - 4.3%	Alpharma, Inc. Class A (a)	300,707	10,735,240
	Medicis Pharmaceutical Corp. Class A	453,600	9,394,056
	Santarus, Inc. (a)(b)	991,300	2,319,642

			22,448,938

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Professional Services - 2.7%	The Advisory Board Co. (a)	162,800	$ 5,032,148
Diamond Management & Technology
	Consultants, Inc.	877,641	5,248,293
	Watson Wyatt Worldwide, Inc.	66,300	3,884,517

			14,164,958

Real Estate Management	FX Real Estate and Entertainment, Inc. (a)	198,255	251,784
& Development - 0.0%

Semiconductors & Semiconductor	Microsemi Corp. (a)(b)	273,300	7,515,750
Equipment - 3.3%	Semtech Corp. (a)	156,300	2,311,677
	Standard Microsystems Corp. (a)	259,800	7,591,356

			17,418,783

Software - 7.4%	Aladdin Knowledge Systems Ltd. (a)	284,100	3,582,501
	Blackboard, Inc. (a)	178,263	7,123,389
	CommVault Systems, Inc. (a)	186,800	3,149,448
	DemandTec, Inc. (a)(b)	380,100	3,941,637
	i2 Technologies, Inc. (a)(b)	537,700	7,748,257
	Jack Henry & Associates, Inc.	202,820	4,062,485
	TiVo, Inc. (a)(b)	1,094,500	9,259,470

			38,867,187

Textiles, Apparel & Luxury Goods - 2.5%	Deckers Outdoor Corp. (a)	43,800	4,979,622
	Lululemon Athletica, Inc. (a)(b)	169,900	3,290,963
	The Warnaco Group, Inc. (a)	93,406	4,816,947

			13,087,532

	Total Long-Term Investments
	(Cost - $481,667,365) - 98.3%		516,924,175

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Money Market
	Series, 2.41% (d)(e)(f)	$ 88,668	88,667,951

	Total Short-Term Securities
	(Cost - $88,667,951) - 16.8%		88,667,951

	Total Investments
	(Cost - $570,335,316*) - 115.1%		605,592,126
	Liabilities in Excess of Other Assets - (15.1)%		(79,641,794)

	Net Assets - 100.0%	$ 525,950,332

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 570,954,526

Gross unrealized appreciation	$ 88,348,558
Gross unrealized depreciation	(53,710,958)

Net unrealized appreciation	$ 34,637,600

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC Schedule of Investments August 31, 2008 (Unaudited)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Money Market Series	$ 88,688	$ 572,715
Merrill Lynch Premier Institutional Fund	$ (131,772)	-

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC Schedule of Investments August 31, 2008 (Unaudited)

Effective June 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the

Portfolio investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 516,924,175
Level 2	88,667,951
Level 3	-

Total	$ 605,592,126

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 20, 2008

By: Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 20, 2008